Summary of Significant Accounting Policies (Policies)	12 Months Ended
May. 31, 2015
Accounting Policies [Abstract]
Business, Consolidation and Presentation
Business, consolidation and presentation— We are a leading worldwide provider of payment technology services delivering innovative solutions to our customers. Our partnerships, technologies and employee expertise enable us to provide a broad range of services that allow our customers to accept various payment types. We distribute our services across a variety of channels to merchants and partners in 29 countries throughout North America, Europe, the Asia-Pacific region and Brazil. We provide payment and digital commerce solutions and operate in three reportable segments: North America, Europe and Asia-Pacific. Global Payments Inc. and its consolidated subsidiaries are referred to collectively as "Global Payments," the "Company," "we," "our" or "us," unless the context requires otherwise.

We were incorporated in Georgia as Global Payments Inc. in 2000 and spun-off from our former parent company in 2001. Including our time as part of our former parent company, we have been in the payments business since 1967.

These consolidated financial statements include our accounts and those of our majority-owned subsidiaries and all intercompany balances and transactions have been eliminated in consolidation. These consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States ("GAAP") and present our financial position, results of operations, and cash flows.

Use of estimates
Use of estimates— The preparation of financial statements in conformity with GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements, as well as the reported amounts of revenues and expenses during the reported period. Actual results could differ materially from those estimates.

Revenue recognition
Revenue recognition— Our three segments primarily provide payment solutions for credit cards, debit cards, electronic payments and check-related services. Revenue is recognized when such services are performed. Revenue for services provided directly to merchants is recorded net of interchange fees charged by card issuing banks. Our primary business model provides payment services directly to merchants as our customers. We also provide similar services indirectly through financial institutions and a limited number of independent sales organizations ("ISOs"). The majority of merchant services revenue is generated on services priced as a percentage of transaction value or a specified fee per transaction, depending on card type. We also charge other fees based on specific services that are unrelated to the number of transactions or the transaction value. Revenue from credit cards and signature debit cards is generally based on a percentage of transaction value along with other related fees, while revenue from PIN-based debit cards is typically based on a fee per transaction.

Cash and cash equivalents
Cash and cash equivalents— Cash and cash equivalents include cash on hand and all liquid investments with an initial maturity of three months or less when purchased. Cash and cash equivalents include certain funds collected from our merchants that serve as collateral to minimize contingent liabilities associated with any losses that may occur under the merchant agreement ("Merchant Reserves"). We record a corresponding liability in settlement processing assets and settlement processing obligations in our consolidated balance sheet. While this cash is not restricted in its use, we believe that designating this cash as Merchant Reserves strengthens our fiduciary standing with banks that sponsor us and is in accordance with guidelines set by the card networks. As of May 31, 2015 and 2014, our cash and cash equivalents included $180.2 million and $124.7 million, respectively, related to Merchant Reserves.

Certain banks that serve as our Sponsor under the sponsorship model hold Merchant Reserves on our behalf. In these instances, neither the Merchant Reserve cash nor the corresponding liability appears on our consolidated balance sheet; however, we have access to the collateral in the event that we incur a merchant loss. During the year ended May 31, 2014, we transferred a significant amount of merchant reserve cash to one of our member sponsors to whom we transferred a substantial portion of our processing volume.

Our cash and cash equivalents include settlement-related cash balances. Settlement-related cash balances represent surplus funds that we hold when the incoming amount from the card networks precedes the funding obligation to the merchant. Settlement-related cash balances are not restricted; however, these funds are generally paid out in satisfaction of settlement processing obligations the following day. See "Note 2 - Settlement Processing Assets and Obligations" and discussion below for further information.

Inventory
Inventory— Inventory, which includes electronic point of sale terminals, automated teller machines ("ATMs"), and related peripheral equipment, is stated at the lower of cost or fair value. Cost is determined using the average-cost method.

Settlement processing assets and obligations
Settlement processing assets and obligations— Settlement processing assets and obligations represent intermediary balances arising in our settlement process for direct merchants. In accordance with Accounting Standards Codification ("ASC") Subtopic 210-20, Offsetting, we apply offsetting to our settlement processing assets and obligations where legal right of offset exists. See "Note 2 - Settlement Processing Assets and Obligations" for further information.

Reserve for operating losses
Reserve for operating losses— Our merchant customers are liable for any charges or losses that occur under the merchant agreement. We experience losses in our card processing services when we are unable to collect amounts from merchant customers for any charges properly reversed by the card issuing banks. When we are not able to collect these amounts from the merchants due to merchant fraud, insolvency, bankruptcy or any other reason, we may be liable for the reversed charges. We have historically experienced losses due to merchant defaults. We require cash deposits or Merchant Reserves, guarantees, letters of credit and other types of collateral from certain merchants to minimize any such contingent liability, and we also utilize a number of systems and procedures to manage merchant risk. We experience check guarantee losses when we are unable to collect the full amount of a guaranteed check from the checkwriter. We refer to both merchant credit losses and check guarantee losses collectively as "operating losses."

We record reserves for our estimated liability for operating losses. This estimate of losses is comprised of estimated known losses and estimated incurred but not reported losses. Estimated known losses arise from specific instances of, for example, merchant bankruptcies, closures or fraud of which we are aware at the balance sheet date, but for which the ultimate amount of associated loss will not be determined until after the balance sheet date. Estimated known loss accruals are recorded when it is probable that we have incurred a loss and the loss is reasonably estimable. Estimated known losses are calculated at the merchant level based on chargebacks received to date, processed volume, and historical chargeback ratios. The estimate is reduced for any collateral that we hold. Accruals for estimated known losses are evaluated periodically and adjusted as appropriate based on actual loss experience. Incurred but not reported losses result from transactions that we process before the balance sheet date for which we have not yet received chargeback notification. We estimate incurred but not reported losses by applying historical loss ratios to our direct merchant credit card and signature debit card sales volumes processed, or processed volume.

As of May 31, 2015 and 2014, the reserve for operating losses from merchant card processing services was $1.3 million and $1.7 million, respectively, and was included in settlement processing obligations in the consolidated balance sheets. For the years ended May 31, 2015, 2014 and 2013, the provision for merchant losses was $4.9 million, $8.7 million and $9.5 million, respectively, and was included in cost of service in the consolidated statements of income.

In our check guarantee service offering, we charge our merchants a percentage of the gross amount of the check and guarantee payment of the check to the merchant in the event the check is not honored by the checkwriter's bank. We have the right to collect the full amount of the check from the checkwriter, but have not historically always recovered 100% of the guaranteed checks. Our check guarantee loss reserve is comprised of estimated losses on returned checks and estimated incurred but not reported losses.  We estimate the loss on returned checks by applying historical collection rates to our claims receivable balance. We estimate incurred but not reported losses by applying historical loss ratios to the face value of our guaranteed checks.  As of May 31, 2015 and 2014, we had a check guarantee loss reserve of $2.7 million and $3.0 million, respectively, which is included as a valuation allowance against claims receivable in the consolidated balance sheets. For the years ended May 31, 2015, 2014 and 2013, we recorded related expenses of $9.6 million, $11.9 million and $11.7 million, respectively, which were included in cost of service in the consolidated statements of income. The estimated check returns and recovery amounts are subject to the risk that actual amounts returned and recovered in the future may differ significantly from estimates used in calculating the receivable valuation allowance.

As the potential for merchants’ failure to settle individual reversed charges from consumers in our merchant card processing offering and the timing of individual checks clearing the payors’ banks in our check guarantee offering are not predictable, it is not practicable to calculate the maximum amounts for which we could be liable under the guarantees issued under the merchant card processing and check guarantee service offerings. It is also not practicable to estimate the extent to which merchant collateral or subsequent collections of dishonored checks, respectively, would offset these exposures due to these same uncertainties.

Property and equipment
Property and equipment— Property and equipment are stated at cost less accumulated depreciation and amortization. Depreciation and amortization are calculated using the straight-line method, except for certain technology assets discussed below. Leasehold improvements are amortized over the lesser of the remaining term of the lease and the useful life of the asset.

We develop software that is used in providing processing services to customers. Capitalization of internally developed software, primarily associated with operating platforms, occurs when we have completed the preliminary project stage, management authorizes the project, management commits to funding the project, and it is probable the project will be completed and used to perform the function intended. The preliminary project stage consists of the conceptual formulation of alternatives, the evaluation of alternatives, the determination of existence of needed technology and the final selection of alternatives. Costs incurred during the preliminary project stage are expensed as incurred.

As of May 31, 2015, we had placed into service $101.0 million of hardware and software associated with our most recently developed authorization platform. This platform serves as a front-end operating environment for merchant processing and is intended to replace a number of legacy platforms. Depreciation and amortization associated with these costs is calculated based on transactions processed during the period as a percentage of the transactions expected to be processed over the life of the platform. We believe that this method is more representative of the pattern of the benefit to be derived from the platform's use than the straight-line method. We are currently processing transactions on this authorization platform in nine markets in our Asia-Pacific region and for a limited number of U.S. merchants. As these markets represent a small percentage of our overall transactions, depreciation and amortization related to this platform for fiscal 2015, 2014 and 2013 was not significant. Depreciation and amortization expense will increase as we complete migrations of additional merchants to this authorization platform.

Goodwill and other intangible assets
Goodwill— We test goodwill for impairment at the reporting unit level annually as of January 1 and more often if an event occurs or circumstances change that would more likely than not reduce the fair value of a reporting unit below its carrying amount. Macroeconomic factors such as general economic conditions, fluctuations in foreign currency exchange rates and other developments in equity and credit markets are monitored for indications that goodwill assigned to one of our reporting units may be impaired. We have the option of performing a qualitative assessment of impairment to determine whether any further quantitative testing for impairment is necessary. The decision of whether to perform a qualitative assessment is made annually by reporting unit.

When conducting a qualitative assessment, we consider factors including general macroeconomic conditions, industry and market conditions, cost factors, overall financial performance of our reporting units, events or changes affecting the composition or carrying amount of the net assets of our reporting units, sustained decrease in our share price, and other relevant entity-specific events. If we elect to bypass the qualitative assessment or if we determine, on the basis of qualitative factors, that the fair value of the reporting unit is more likely than not less than the carrying amount, a two-step quantitative test is required. In the first step, the reporting unit's carrying amount, including goodwill, is compared to its estimated fair value. If the carrying amount of the reporting unit is greater than its fair value, step two must be performed to measure the amount of the impairment loss, if any. Step two measures the amount of the impairment loss by comparing the implied fair value of reporting unit goodwill with the carrying amount of that goodwill. The implied fair value of goodwill is determined by assigning the fair value of the reporting unit to all the assets and liabilities of that unit (including unrecognized intangibles) as if the reporting unit had been acquired in a business combination. The excess of the fair value over the amounts assigned to the assets and liabilities of the reporting unit is the implied fair value of the goodwill. The excess, if any, of the carrying amount over the implied fair value of the goodwill would be the amount of the impairment loss.

We have six reporting units: North America merchant services, U.K. merchant services, Asia-Pacific merchant services, Central and Eastern Europe merchant services, Russia merchant services and Spain merchant services. As of January 1, 2015, we elected to perform a qualitative assessment of impairment for each of our reporting units, except Russia merchant services. We determined on the basis of qualitative factors, as described above, that the fair values of the reporting units for which we performed a qualitative assessment were not more likely than not less than their respective carrying amounts. Due to the deterioration of economic conditions in the Russian Federation, we elected to perform a quantitative assessment of impairment for the Russia merchant services reporting unit as of January 1, 2015. Based on this quantitative assessment, we determined that goodwill of our Russia merchant services reporting unit was not impaired.

Our assessment of qualitative factors involves significant judgments about expected future business performance and general market conditions. Significant changes in our assessment of such qualitative factors could affect our assessment of the fair value of one or more of our reporting units and could result in goodwill impairment charges in future periods.

Other intangible assets— Other intangible assets primarily represent customer-related intangible assets (such as customer lists and merchant contracts), contract-based intangible assets (such as non-compete agreements, referral agreements and processing rights), acquired technologies, trademarks and trade names associated with acquisitions. Customer-related intangible assets, contract-based intangible assets, acquired technologies, trademarks and trade names are amortized over their estimated useful lives ranging from 2 to 26 years. The useful lives for customer-related intangible assets are determined based primarily on forecasted cash flows, which include estimates for the cash inflows, cash outflows and customer attrition associated with the assets. The useful lives of contract-based intangible assets are equal to the terms of the agreements. The useful lives of acquired technologies are based on our expectations for the remaining useful life of developed technology before it becomes substantially obsolete. The useful lives of amortizable trademarks and trade names are based on our plans to phase out the trademarks and trade names in the applicable markets.

Amortization for most of our customer-related intangible assets is calculated using an accelerated method. In determining amortization expense under our accelerated method for any given period, we calculate the expected cash flows for that period that were used in determining the acquisition-date fair value of the asset and divide that amount by the expected total cash flows over the estimated life of the asset. We multiply that percentage by the initial carrying amount of the asset to arrive at the amortization expense for that period. If the cash flow patterns that we experience differ significantly from our initial estimates, we adjust the amortization schedule prospectively. These cash flow patterns are derived using certain assumptions and cost allocations due to a significant number of asset interdependencies that exist in our business. We believe that our accelerated method reflects the pattern of the benefit to be derived from the acquired customer relationships.

We use the straight-line method of amortization for our contract-based intangibles, amortizable trademarks and trade names and acquired technologies.

Impairment of long-lived assets
Impairment of long-lived assets— We regularly evaluate whether events and circumstances have occurred that indicate the carrying amount of property and equipment and finite-life intangible assets may not be recoverable. When factors indicate that these long-lived assets should be evaluated for possible impairment, we assess the potential impairment by determining whether the carrying amount of such long-lived assets will be recovered through the future undiscounted cash flows expected from use of the asset and its eventual disposition. If the carrying amount of the asset is determined not to be recoverable, a write-down to fair value is recorded. Fair values are determined based on quoted market prices or discounted cash flow analysis as applicable. We regularly evaluate whether events and circumstances have occurred that indicate the useful lives of property and equipment and finite-life intangible assets may warrant revision.

Income taxes
Income taxes— Deferred income taxes are determined based on the difference between the financial statement and tax bases of assets and liabilities using enacted tax laws and rates. A valuation allowance is provided when it is more likely than not that some portion or all of the deferred tax assets will not be realized.

Derivative Instruments
Derivative instruments— We may use interest rate swaps or other derivative instruments to manage a portion of our exposure to the variability in interest rates. Our objective in managing our exposure to fluctuation in interest rates is to better control this element of cost and to mitigate the earnings and cash flow volatility associated with changes in applicable rates. We have established policies and procedures that encompass risk-management philosophy and objectives, guidelines for derivative instrument usage, counterparty credit approval, and the monitoring and reporting of derivative activity. We do not enter into derivative instruments for the purpose of speculation.

We formally designate and document instruments at inception that qualify for hedge accounting of underlying exposures. When qualified for hedge accounting, these financial instruments are recognized at fair value in our consolidated balance sheets, and changes in fair value are recognized as a component of other comprehensive income and included in equity. Cash flows resulting from settlements are presented as a component of operating cash flows.

We formally assess, both at inception and at least quarterly, whether the financial instruments used in hedging transactions are effective at offsetting changes in cash flows of the related underlying exposure. Fluctuations in the value of these instruments generally are offset by changes in the cash flows of the underlying exposures being hedged. This offset is driven by the high degree of effectiveness between the exposure being hedged and the hedging instrument. We designated our interest rate swap agreements as a cash flow hedge of interest payments on variable rate borrowings. Any ineffective portion of a change in the fair value of a qualifying instrument is immediately recognized in earnings.

Fair value measurements

Fair value measurements — Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the reporting date. GAAP establishes a fair value hierarchy that categorizes the inputs to valuation techniques into three broad levels. Level 1 inputs utilize quoted prices in active markets for identical assets or liabilities. Level 2 inputs are based on other observable market data, such as quoted prices for similar assets and liabilities, and inputs other than quoted prices that are observable such as interest rates and yield curves. Level 3 inputs are developed from unobservable data reflecting our assumptions and include situations where there is little or no market activity for the asset or liability.

Fair value of financial instruments
Fair value of financial instruments— The carrying amounts of financial instruments, including cash and cash equivalents, receivables, lines of credit, accounts payable and accrued liabilities, approximate their fair value given the short-term nature of these items. Our long-term debt includes variable interest rates based on the London Interbank Offered Rate ("LIBOR"), the Federal Funds Effective Rate (as defined in the debt agreements) or the prime rate, plus a margin based on our leverage position. At May 31, 2015, the carrying amount of our long-term debt approximates fair value, which is calculated using Level 2 inputs. The fair value of our swap agreement was determined based on the present value of the estimated future net cash flows using implied rates in the applicable yield curve as of the valuation date, and classified within Level 2 of the valuation hierarchy. See "Note 6 – Long-Term Debt and Credit Facilities" for further information.

Foreign currencies
Foreign currencies— We have significant operations in a number of foreign subsidiaries whose functional currency is the local currency. The assets and liabilities of subsidiaries whose functional currency is a foreign currency are translated at the period-end rate of exchange. Income statement items are translated at the weighted-average rates prevailing during the period. The resulting translation adjustment is recorded as a component of other comprehensive income and is included in equity.

Gains and losses on transactions denominated in currencies other than the functional currencies are generally included in determining net income for the period.  For the years ended May 31, 2015, 2014 and 2013, our transaction gains and losses were insignificant. Transaction gains and losses on intercompany balances of a long-term investment nature are recorded as a component of other comprehensive income and included in equity.

Earnings per share
Earnings per share— Basic earnings per share is computed by dividing reported net income attributable to Global Payments by the weighted-average number of shares outstanding during the period. Earnings available to common shareholders is the same as reported net income attributable to Global Payments for all periods presented.

Diluted earnings per share is computed by dividing net income attributable to Global Payments by the weighted-average number of shares outstanding during the period, including the effect of share-based awards that would have a dilutive effect on earnings per share. All stock options with an exercise price lower than the average market share price of our common stock for the period are assumed to have a dilutive effect on earnings per share.

Repurchased shares
Repurchased shares—We account for the retirement of repurchased shares using the par value method under which we allocate the cost of repurchased and retired shares between paid-in capital and retained earnings. The repurchase price is charged to paid-in capital up to the amount of the original issue proceeds of those shares. When the repurchase price is greater than the original issue proceeds, the excess is charged to retained earnings. We use a last-in, first-out cost flow assumption to identify the original issue proceeds to the cost of the shares repurchased.

Stock split— Our board of directors declared a two-for-one stock split effected in the form of a stock dividend of one additional share of common stock for each outstanding share of common stock (the "Stock Split"). The stock dividend was paid on November 2, 2015 to all shareholders of record as of October 21, 2015. Common share and per share data in the consolidated financial statements and in the notes to our consolidated financial statements for prior periods have been adjusted to reflect the Stock Split, except for authorized common shares which were not affected.

New accounting pronouncements
New accounting pronouncements— From time-to-time, new accounting pronouncements are issued by the Financial Accounting Standards Board ("FASB") or other standards setting bodies that are adopted by us as of the specified effective date.

Recently Adopted Accounting Pronouncements

In November 2015, the FASB issued Accounting Standards Update ("ASU") 2015-17, "Income Taxes (Topic 740): Balance Sheet Classification of Deferred Taxes." To simplify the presentation of deferred income taxes, the amendments in this update require that deferred tax assets and liabilities be classified as noncurrent in a classified balance sheet. We adopted this ASU during the three months ended November 30, 2015 and, as a result, have presented the amounts for deferred income taxes in these financial statements in accordance with this ASU. The adoption of this standard was not material and did not affect our results of operations or cash flows in either the period of adoption or the previous interim or annual periods.

In April 2015, the FASB issued ASU 2015-03, "Interest-Imputation of Interest (Subtopic 835-30): Simplifying the Presentation of Debt Issuance Costs." The update requires debt issuance costs related to a recognized debt liability be presented in the balance sheet as a direct deduction from the carrying amount of the related debt liability instead of being presented as an asset. In August 2015, the FASB issued ASU 2015-15, "Interest-Imputation of Interest (Subtopic 835-30): Presentation and Subsequent Measurement of Debt Issuance Costs Associated with Line-of-Credit Arrangements-Amendments to SEC Paragraphs Pursuant to Staff Announcement at June 18, 2015 EITF Meeting," to clarify that an entity may elect to present debt issuance costs related to a line-of-credit arrangement as an asset, regardless of whether there are any outstanding borrowings on the line-of-credit arrangement. We adopted both ASUs as of June 1, 2015, and elected to continue to present debt issuance costs related to our revolving credit facilities as an asset. As a result, we have presented debt issuance costs in accordance with these updates. The adoption of this standard was not material and did not affect our results of operations or cash flows in either the period of adoption or the previous interim or annual periods.

In January 2015, the FASB issued ASU 2015-01, "Income Statement Extraordinary and Unusual Items (Subtopic 225-20): Simplifying Income Statement Presentation by Eliminating the Concept of Extraordinary Items." The amendments in this update eliminate from GAAP the concept of extraordinary items. The amendments in this update are effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2015. A reporting entity may apply the amendments prospectively. A reporting entity also may apply the amendments retrospectively to all prior periods presented in the financial statements. We adopted ASU 2015-01 as of May 31, 2015. Adoption of ASU 2015-01 had no effect on our consolidated financial statements.

In April 2014, the FASB issued ASU 2014-08, "Presentation of Financial Statements (Topic 205) and Property, Plant, and Equipment (Topic 360) Reporting Discontinued Operations and Disclosures of Disposals of Components of an Entity." The amendments in ASU 2014-11 change the requirements for reporting discontinued operations in ASC Subtopic 205-20. The amendments change the definition of discontinued operations by limiting discontinued operations reporting to disposals of components of an entity that represent strategic shifts that have (or will have) a major effect on an entity’s operations and financial results. The amendments require expanded disclosures for discontinued operations and are effective for fiscal years, and interim periods within those years, beginning after December 15, 2014. As permitted by the standards, we elected to early adopt the provision of ASU 2014-08 as of June 1, 2014 and have applied the provisions prospectively. Adoption of ASU 2014-08 did not have a material impact on our consolidated financial statements.

Recently Issued Pronouncements Not Yet Adopted

In April 2015, the FASB issued Accounting Standards Update ("ASU") 2015-05, "Intangibles - Goodwill and Other-Internal -Use Software (Subtopic 350-40): Customer's Accounting for Fees Paid in a Cloud Computing Arrangement." The amendments in this update provide guidance to customers about whether a cloud computing arrangement includes a software license. If a cloud computing arrangement includes a software license, then the customer should account for the software license element of the arrangement consistent with the acquisition of other software licenses. If a cloud computing arrangement does not include a software license, the customer should account for the arrangement as a service contract. The guidance will not change GAAP for a customer’s accounting for service contracts. The amendments will be effective for annual periods, including interim periods within those annual periods, beginning after December 15, 2015. Early adoption is permitted for all entities. We are evaluating the impact of ASU 2015-05 on our consolidated financial statements and have not yet adopted the new standard.

In May 2014, the FASB issued ASU 2014-09, "Revenue from Contracts with Customers (Topic 606)." The core principle of ASU 2014-09 is that an entity should recognize revenue to depict the transfer of promised goods or services in an amount that reflects the consideration to which the entity expects to be entitled in exchange for those goods or services. ASU 2014-09 will replace most existing revenue recognition guidance in GAAP and permits the use of either the retrospective or cumulative effect transition method. The standard requires additional disclosure about the nature, amount, timing and uncertainty of revenue and cash flows arising from customer contracts, including significant judgments and changes in judgments. The amendments are effective for annual reporting periods beginning after December 15, 2016, including interim periods within that reporting period. On July 9, 2015, the FASB voted to defer the effective date of the new revenue recognition standard by one year and permit early adoption but not before the original effective date of December 15, 2016. We are evaluating the impact of ASU 2014-09 on our consolidated financial statements.